Share-based payments - Option grants (Details)	12 Months Ended
	Aug. 31, 2022 USD ($) $ / shares	Aug. 31, 2021 USD ($) $ / shares
Share-based payments
Number of options, Beginning balance | $	1,659,121	516,216
Number options, Granted | $	152,500	1,148,310
Number options, Forfeited | $	(102,500)	(5,405)
Number options, Exercised | $	(2,703)
Number of options, Ending Balance | $	1,706,418	1,659,121
Weighted average exercise, Beginning balance | $ / shares	$ 9.95	$ 3.41
Weighted average exercise, Granted | $ / shares	6.70	12.86
Weighted average exercise, Forfeited (in dollars per share) | $ / shares	13.59	3.70
Weighted average exercise, Exercised (in dollars per share) | $ / shares	3.70
Weighted average exercise, Ending balance | $ / shares	$ 9.45	$ 9.95